Furniture, Fixtures and Equipment, net (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total cost			$ 55,836	$ 25,003
Accumulated depreciation			(7,889)	(3,849)
Furniture, fixtures and equipment, net	$ 54,647		47,947	21,154
Depreciation expense			4,000	2,300
Depreciation and amortization	$ 4,527	$ 1,040	9,342	2,527	$ 1,174
Computer software with not yet amortized			0	4,700
Rental pool equipment
Property, Plant and Equipment [Line Items]
Total cost			16,386	7,711
Depreciation expense			3,800	411
FF&E under the Ashford Trust ERFP Agreement
Property, Plant and Equipment [Line Items]
Total cost			16,100	0
FF&E
Property, Plant and Equipment [Line Items]
Total cost			9,342	7,862
Marine vessels
Property, Plant and Equipment [Line Items]
Total cost			5,854	0
Depreciation expense			172
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total cost			1,022	804
Computer software
Property, Plant and Equipment [Line Items]
Total cost			$ 7,132	$ 8,626